Risk management (Details 5) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	R$ 6,191,982	R$ 3,265,236
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Current accounts and investment funds	329,381	322,241
A A A Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	5,859,198	2,940,690
Others [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	R$ 332,784	R$ 324,546